SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Cost
Property, plant and equipment, cost	$ 715,261	$ 715,261
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	399,366	242,947
Total property, plant and equipment, net	315,895	472,314
Machinery and Equipment [Member]
Cost
Property, plant and equipment, cost	665,657	665,657
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	371,988	238,857
Vehicles [Member]
Cost
Property, plant and equipment, cost	3,205	3,205
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	1,880	1,239
Office Equipment [Member]
Cost
Property, plant and equipment, cost	10,752	10,752
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	3,219	1,069
Leasehold Improvements [Member]
Cost
Property, plant and equipment, cost	35,647	35,647
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	$ 22,279	$ 1,782